TRADE RECEIVABLES - An aging analysis of trade receivables that were neither past due nor impaired or past due but not impaired (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	¥ 177,023	¥ 224,114
Financial assets past due but not impaired [member]
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	0	0
Financial assets past due but not impaired [member] | Not later than one month
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	35,846	97,291
Financial assets past due but not impaired [member] | Later than one month and not later than four months [Member]
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	0	0
Financial assets past due but not impaired [member] | Later than four months [member]
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	0	0
Financial assets neither past due nor impaired [member]
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	¥ 141,177	¥ 126,823